PROPERTY AND EQUIPMENT (Details Narrative) - Youlife International Holdings Inc [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Depreciation of property and equipment	¥ 13,777	¥ 5,854
Depreciation of property and equipment	¥ 13,777		¥ 8,842